Document and Entity Information	Feb. 20, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 20, 2024
Entity Registrant Name	GLOBUS MEDICAL, INC.
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock, par value $.001 per share
Trading Symbol	GMED
Security Exchange Name	NYSE
Entity File Number	001-35621
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3744954
Entity Address, Address Line One	2560 GENERAL ARMISTEAD AVENUE
Entity Address, City or Town	AUDUBON
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19403
City Area Code	610
Local Phone Number	930-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Central Index Key	0001237831
Amendment Flag	false